Intangible assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cost
Total cost	$ 5,207,473	$ 5,199,004
Accumulated amortization	(1,764,377)	(1,639,212)
Net book value	3,443,096	3,559,792
Customer relationships
Cost
Total cost	4,134,482	4,129,501
Order backlog
Cost
Total cost	545,993	543,933
Trade names & brands
Cost
Total cost	204,717	204,588
Patient database
Cost
Total cost	170,563	170,324
Technology assets
Cost
Total cost	$ 151,718	$ 150,658